SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2024
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years